Goodwill and Intangible Assets, Net - Summary of Total Amortization Expense Recognized (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 17,233,333	¥ 21,893,234	¥ 12,394,615
Cost of revenues
Finite Lived Intangible Assets [Line Items]
Total amortization expense		1,850,377	2,031,478
Sales and marketing
Finite Lived Intangible Assets [Line Items]
Total amortization expense			1,992,105
General and administrative
Finite Lived Intangible Assets [Line Items]
Total amortization expense	¥ 17,233,333	¥ 20,042,857	¥ 8,371,032